UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund : FAUXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Money Market Fund	$ 42	0.42%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	1.6
31-60	8.5
61-90	0.6
91-180	9.0
>180	6.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.7
Tender Option Bond - 25.5
Municipal Securities - 21.7
Commercial Paper - 3.1
Net Other Assets (Liabilities) - 13.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912630.101    6957-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Premium Class : FMSXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	1.6
31-60	8.5
61-90	0.6
91-180	9.0
>180	6.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.7
Tender Option Bond - 25.5
Municipal Securities - 21.7
Commercial Paper - 3.1
Net Other Assets (Liabilities) - 13.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912629.101    426-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Massachusetts Municipal Money Market Fund Fidelity® Massachusetts Municipal Money Market Fund Institutional Class : FMAXX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$3,324,684,190
Number of Holdings	267
Total Advisory Fee	$6,713,460
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	72.1
8-30	1.6
31-60	8.5
61-90	0.6
91-180	9.0
>180	6.2

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 36.7
Tender Option Bond - 25.5
Municipal Securities - 21.7
Commercial Paper - 3.1
Net Other Assets (Liabilities) - 13.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912628.101    1871-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Massachusetts Municipal Income Fund Fidelity® Massachusetts Municipal Income Fund : FDMMX

This annual shareholder report contains information about Fidelity® Massachusetts Municipal Income Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Massachusetts Municipal Income Fund	$ 45	0.44%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's overweight in Massachusetts Educational Financing Authority student loan bonds contributed to performance versus the Bloomberg Massachusetts Enhanced Municipal Linked 08/01/2018 Index for the fiscal year, helped by falling yields for these shorter-term securities.
•The fund's "carry" advantage, meaning that its holdings produced more income than the index the past 12 months, modestly contributed as well.
•In contrast, an overweight in bonds issued by Southcoast Health detracted from relative performance, partly because longer-term bonds broadly lagged the state-specific index, as rising yields and heavy new-issue supply weighed on their returns this period.
•Pricing factors modestly crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
January 31, 2016 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Massachusetts Municipal Income Fund	4.58%	0.62%	1.93%
Bloomberg Massachusetts Enhanced Municipal Linked Index	4.67%	0.59%	2.08%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$1,795,950,392
Number of Holdings	457
Total Advisory Fee	$7,507,781
Portfolio Turnover	16%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.4
Special Tax	13.4
Education	13.1
Transportation	11.4
Health Care	9.8
Water & Sewer	5.3
Others(Individually Less Than 5%)	5.5
91.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 10.0
AA - 64.1
A - 4.4
BBB - 11.0
BB - 0.6
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912617.101    70-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$41,900	$-	$7,700	$400
Fidelity Massachusetts Municipal Money Market Fund	$31,300	$-	$5,300	$300

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts Municipal Income Fund	$42,000	$-	$8,300	$900
Fidelity Massachusetts Municipal Money Market Fund	$31,400	$-	$5,900	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
Deloitte Entities	$4,276,300	$2,811,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Massachusetts Municipal Income Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Massachusetts Municipal Income Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 91.9%
	Principal Amount (a)	Value ($)
Massachusetts - 90.1%
Education - 13.1%
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2028	465,000	485,463
Massachusetts Development Finance Agency (Babson College, MA Proj.) Series 2017, 5% 10/1/2029	735,000	766,393
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2034	1,000,000	1,043,008
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2035	1,290,000	1,338,677
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2036	825,000	848,061
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2037	1,000,000	1,021,753
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2038	700,000	709,820
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 4% 7/1/2039	1,925,000	1,944,542
Massachusetts Development Finance Agency (Bentley University Proj.) Series 2021A, 5% 7/1/2032	1,000,000	1,117,299
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2032	1,410,000	1,510,498
Massachusetts Development Finance Agency (Brandeis Univ, MA Proj.) Series 2019 S 2, 5% 10/1/2033	1,935,000	2,067,556
Massachusetts Development Finance Agency (Emerson College, MA Proj.) Series 2018, 5% 1/1/2030	10,000	10,319
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2040	4,160,000	3,813,303
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2045	1,200,000	1,016,429
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2050	1,750,000	1,407,004
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2034	1,015,000	1,046,957
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2036	1,120,000	1,148,804
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2038	735,000	748,748
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2044	2,250,000	2,203,472
Massachusetts Development Finance Agency (Lesley College Proj.) Series 2019A, 5% 7/1/2049	7,250,000	6,795,149
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2042	475,000	425,420
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 4% 7/1/2050	2,135,000	1,726,572
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2037	800,000	842,448
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2042	740,000	750,709
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2052	2,300,000	2,196,558
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2034	700,000	806,140
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2035	650,000	742,912
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2036	675,000	765,575
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2037	725,000	815,566
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2038	760,000	849,312
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2039	1,100,000	1,220,571
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2040	850,000	939,053
Massachusetts Development Finance Agency (Olin College Proj.) Series 2023 F, 5% 11/1/2042	950,000	1,026,342
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5% 10/1/2043	1,750,000	1,567,757
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2036	500,000	499,205
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2037	545,000	537,313
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2038	550,000	535,597
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2023N, 5.25% 10/1/2039	580,000	559,906
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2039	2,455,000	2,361,990
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2040	7,920,000	7,458,425
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	5,000,000	4,339,801
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2046	2,150,000	1,841,381
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	2,160,000	1,779,718
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2027	1,010,000	1,034,431
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2029	1,390,000	1,432,933
Massachusetts Development Finance Agency (Western New Englan College, MA Proj.) 5% 9/1/2031	1,530,000	1,572,218
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2033	1,185,000	1,212,110
Massachusetts Development Finance Agency (Western New England College Proj.) 5% 9/1/2038	4,805,000	4,851,376
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2027 (f)	1,000,000	1,001,042
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (f)	3,935,000	3,967,657
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2027 (f)	10,240,000	10,508,133
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2028 (f)	2,325,000	2,427,869
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2026 (f)	2,430,000	2,450,167
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (f)	1,000,000	1,044,245
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2029 (f)	4,035,000	4,253,451
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2028 (f)	2,000,000	2,088,489
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2029 (f)	1,950,000	2,055,571
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2030 (f)	1,950,000	2,085,023
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2030 (f)	10,000,000	10,650,113
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (f)	6,515,000	7,045,686
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2032 (f)	5,000,000	5,409,932
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (f)	6,500,000	7,082,021
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2027 (f)	1,950,000	2,001,061
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2028 (f)	1,850,000	1,931,853
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2029 (f)	1,825,000	1,923,804
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2030 (f)	1,125,000	1,196,240
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2031 (f)	1,500,000	1,622,184
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (f)	1,000,000	1,081,456
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) 5% 7/1/2032 (f)	2,500,000	2,715,918
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2028 (f)	2,280,000	2,380,878
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2029 (f)	2,250,000	2,371,813
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (f)	2,230,000	2,395,791
Massachusetts St College Bldg 0% 5/1/2028 (Assured Guaranty Inc Insured) (b)	6,080,000	5,733,188
Massachusetts St College Bldg 2% 5/1/2037	1,060,000	886,990
Massachusetts St College Bldg 4% 5/1/2036	600,000	632,067
Massachusetts St College Bldg 4% 5/1/2038	750,000	779,848
Massachusetts St College Bldg 4% 5/1/2040	1,000,000	1,023,473
Massachusetts St College Bldg 4% 5/1/2041	625,000	633,997
Massachusetts St College Bldg 4% 5/1/2042	550,000	553,163
Massachusetts St College Bldg 5% 5/1/2032	600,000	692,839
Massachusetts St College Bldg Series 2021 A, 2.125% 5/1/2051	2,000,000	1,154,956
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2017, 5% 7/1/2027	1,000,000	1,035,175
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2032	1,760,000	1,784,833
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2035	1,500,000	1,517,743
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2037	2,000,000	2,019,917
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 3.15% 10/1/2042, LOC TD Bank NA VRDN (e)	6,610,000	6,610,000
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	5,000	5,072
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2035	2,000,000	2,046,145
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	830,000	802,674
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2033	475,000	480,752
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2035	375,000	378,934
Massachusetts St Dev Fin Agy Rev (Holy Cross College, MA Proj.) 5% 9/1/2036	315,000	317,996
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2026	160,000	161,141
Massachusetts St Dev Fin Agy Rev (Merrimack College, MA Proj.) 5% 7/1/2037	600,000	602,027
Massachusetts St Dev Fin Agy Rev (Olin College Proj.) Series 2013E, 4% 11/1/2043	845,000	820,812
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2029	3,120,000	3,147,003
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2030	1,100,000	1,108,652
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2031	1,200,000	1,209,199
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2032	1,240,000	1,248,721
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) 5% 10/1/2033	1,235,000	1,242,731
Massachusetts St Dev Fin Agy Rev (Simmons College, MA Proj.) Series K 1, 4% 10/1/2030	500,000	481,793
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2027	2,085,000	2,120,382
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2028	4,300,000	4,373,518
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2032	1,000,000	1,013,985
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2029	1,435,000	1,472,623
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2031	1,580,000	1,618,931
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2033	1,745,000	1,782,382
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2034	1,835,000	1,871,830
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2035	1,000,000	1,018,439
Massachusetts St Dev Fin Agy Rev (Wheaton College, MA Proj.) Series 2017 H, 5% 1/1/2036	1,000,000	1,015,836
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, MA Proj.) Series 2016, 5% 9/1/2037	840,000	848,211
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (c)	1,000,000	1,005,435
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2039	1,540,000	1,669,013
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5.25% 1/1/2043	1,480,000	1,525,777
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 2.95% 7/1/2031 VRDN (e)	2,460,000	2,460,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2035	2,000,000	2,142,134
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2036	3,400,000	3,621,435
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2037	3,200,000	3,393,932
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2038	3,000,000	3,171,149
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2039	815,000	859,258
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) 5% 11/1/2050	4,015,000	4,109,027
TOTAL EDUCATION		237,630,129
Electric Utilities - 0.1%
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2026	925,000	934,776
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2027	700,000	724,207
Berkshire Wind Pwr Coop Corp Mass Rev 5% 7/1/2030	480,000	496,201
TOTAL ELECTRIC UTILITIES		2,155,184
Escrowed/Pre-Refunded - 0.1%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2028 (b)	1,700,000	1,600,543
General Obligations - 32.8%
Acton & Boxborough MA Rgl Sch Dst 2.25% 3/1/2045	450,000	317,385
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2034	1,485,000	1,484,227
Acton & Boxborough MA Rgl Sch Dst 3% 3/1/2035	2,130,000	2,128,177
Andover MA Gen. Oblig. 2.125% 11/15/2050	1,030,000	629,424
Andover MA Gen. Oblig. Series 2020, 2% 11/15/2045	1,030,000	679,708
Ashland MA Gen. Oblig. Series 2021, 2% 1/15/2046	655,000	420,377
Attleboro Mass 2.625% 10/15/2050	6,880,000	4,677,639
Attleboro Mass 3% 10/15/2036	2,630,000	2,536,681
Boston Mass Gen. Oblig. 2% 11/1/2039	2,495,000	2,015,665
Boston Mass Gen. Oblig. Series 2017A, 3% 4/1/2028	4,250,000	4,275,517
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2032	4,765,000	5,564,421
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2033	4,000,000	4,751,676
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2034	5,345,000	6,349,959
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2035	6,070,000	7,170,067
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2039	12,640,000	14,482,500
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2040	5,000,000	5,671,159
Braintree MA Gen. Oblig. Series 2019, 3% 6/1/2035	1,765,000	1,747,311
Braintree MA Gen. Oblig. Series 2020, 3% 6/1/2035	345,000	339,892
Brookline MA Series 2021, 1.625% 2/15/2033	2,250,000	1,986,795
Brookline MA Series 2021, 1.625% 2/15/2034	5,000,000	4,326,560
Cambridge MA Gen. Oblig. 3% 2/15/2038	3,470,000	3,332,629
Cambridge MA Gen. Oblig. 3% 2/15/2039	3,470,000	3,292,040
Cambridge MA Gen. Oblig. 3% 2/15/2040	3,465,000	3,225,263
Cambridge MA Gen. Oblig. 3% 2/15/2041	3,460,000	3,189,653
Cambridge MA Gen. Oblig. 3% 2/15/2042	3,460,000	3,107,047
Cambridge MA Gen. Oblig. 3% 2/15/2043	3,460,000	3,038,469
Cambridge MA Gen. Oblig. 3% 2/15/2044	3,460,000	2,962,546
Cambridge MA Gen. Oblig. 3% 2/15/2045	3,460,000	2,886,829
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2045	1,780,000	1,398,981
Chicopee Mass Gen. Oblig. Series 2019, 3% 8/15/2048	1,935,000	1,438,301
City of Quincy MA Gen. Oblig. Series 2021, 2% 1/15/2046	1,755,000	1,110,578
City of Quincy MA Gen. Oblig. Series 2022 B, 5% 7/1/2047	4,995,000	5,213,017
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2037	690,000	820,340
City of Quincy MA Gen. Oblig. Series 2025 A, 5% 7/15/2038	940,000	1,108,966
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2035	1,125,000	1,002,601
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2036	1,125,000	976,835
Concord & Carlisle Mass Regl Sch Dist 2% 6/15/2037	1,125,000	951,417
Dennis & Yarmouth MA Regl Sch Dist 2.375% 10/1/2051	7,345,000	4,658,821
Essex Mass Gen. Oblig. 2.75% 3/1/2047	1,190,000	873,523
Essex Mass Gen. Oblig. 2.75% 3/1/2050	1,170,000	827,944
Everett MA Gen. Oblig. 2% 8/1/2036	1,080,000	934,662
Fall River MA Series 2020, 2% 12/1/2032	500,000	465,787
Hingham MA Gen. Oblig. Series 2020, 3% 2/15/2038	1,615,000	1,532,561
Ipswich MA Gen. Oblig. 2% 10/1/2036	420,000	353,815
Ipswich MA Gen. Oblig. 2% 10/1/2038	450,000	359,218
Leominster MA Gen. Oblig. 3% 3/1/2052	450,000	324,925
Lowell MA Gen. Oblig. Series 2021, 2% 9/1/2038	1,340,000	1,068,497
Ludlow Mass Series 2019, 3% 2/1/2049	1,945,000	1,432,032
Massachusetts St Gen. Oblig. 5% 1/1/2037	10,000,000	10,611,102
Massachusetts St Gen. Oblig. 5% 1/1/2049	10,000,000	10,193,978
Massachusetts St Gen. Oblig. 5% 11/1/2047	1,740,000	1,818,175
Massachusetts St Gen. Oblig. 5% 11/1/2052	32,445,000	33,389,519
Massachusetts St Gen. Oblig. 5% 4/1/2038	3,495,000	4,080,133
Massachusetts St Gen. Oblig. 5% 4/1/2039	2,000,000	2,318,996
Massachusetts St Gen. Oblig. 5% 4/1/2040	1,500,000	1,725,804
Massachusetts St Gen. Oblig. 5% 4/1/2041	4,000,000	4,549,996
Massachusetts St Gen. Oblig. 5% 7/1/2037	1,000,000	1,178,513
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	6,800,000	7,228,516
Massachusetts St Gen. Oblig. 5.25% 10/1/2052	1,690,000	1,770,712
Massachusetts St Gen. Oblig. 5.5% 8/1/2030 (Ambac Assurance Corp Insured)	2,000,000	2,243,952
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	2,050,000	1,719,807
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	2,825,000	2,234,913
Massachusetts St Gen. Oblig. Series 2018 B, 5% 1/1/2032	5,000,000	5,255,924
Massachusetts St Gen. Oblig. Series 2019 A, 5.25% 1/1/2033	21,110,000	22,804,331
Massachusetts St Gen. Oblig. Series 2019 D, 3% 5/1/2036	5,000,000	4,970,759
Massachusetts St Gen. Oblig. Series 2020 D, 3% 11/1/2042	3,500,000	3,082,202
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2035	3,000,000	2,993,465
Massachusetts St Gen. Oblig. Series 2020 D, 3% 7/1/2039	3,460,000	3,265,473
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2036	1,500,000	1,561,836
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	4,000,000	4,075,684
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	11,025,000	11,373,802
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	23,480,000	24,038,347
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	5,810,000	4,523,079
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2048	5,000,000	3,842,561
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	5,000,000	3,781,867
Massachusetts St Gen. Oblig. Series 2021 A, 2% 3/1/2038	2,500,000	2,035,717
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2048	21,500,000	16,514,322
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	13,500,000	10,205,761
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2038	3,935,000	3,174,311
Massachusetts St Gen. Oblig. Series 2021 C, 2% 9/1/2039	3,465,000	2,742,386
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2034	2,300,000	2,304,321
Massachusetts St Gen. Oblig. Series 2021 C, 3% 9/1/2036	5,000,000	4,951,293
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2049	50,000,000	51,634,741
Massachusetts St Gen. Oblig. Series 2021 D, 5% 9/1/2050	1,785,000	1,838,549
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	38,250,000	29,411,442
Massachusetts St Gen. Oblig. Series 2023 C, 5% 8/1/2039	4,325,000	4,868,086
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	7,055,000	7,369,879
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2039	5,075,000	5,771,929
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	19,000,000	22,217,025
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2037	34,000,000	39,375,733
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2038	8,000,000	9,202,876
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2038	3,465,000	3,957,689
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2043	7,940,000	8,694,969
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	1,265,000	1,440,203
Maynard Mass Gen. Oblig. Series 2012, 2.75% 2/15/2032	385,000	373,286
Middleborough MA Series 2020, 2.125% 10/1/2045	4,420,000	2,961,059
Nauset MA Reg Sch Dist 4% 5/15/2040	4,190,000	4,296,633
Newton MA Gen. Oblig. Series 2016, 3% 4/1/2033	545,000	543,933
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2042	2,095,000	1,917,876
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2043	2,165,000	1,935,517
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2044	2,235,000	1,950,384
Northeast Met Regl Vocational Technical Sch Dist Mass 3.25% 5/15/2045	2,310,000	1,972,038
Norwood MA Gen. Oblig. 2.125% 7/15/2030	1,020,000	993,501
Pentucket MA Regl Sch Dist 3% 9/1/2043	1,710,000	1,457,580
Plymouth MA Gen. Oblig. Series 2021, 2% 5/1/2037	640,000	516,368
Revere Mass Gen. Oblig. 3% 3/1/2031	430,000	428,276
Sharon MA Gen. Oblig. 2% 2/15/2036	635,000	545,619
Sharon MA Gen. Oblig. 3% 2/15/2037	150,000	142,598
Somerville MA Gen. Oblig. Series 2018 B, 3.375% 6/1/2043	250,000	221,958
South Hadley Mass Gen. Oblig. 2% 1/15/2037	350,000	293,168
Swampscott MA Series 2022, 3% 3/1/2036	1,000,000	984,170
Tisbury MA Series 2022, 4% 8/15/2036	1,780,000	1,839,499
Tisbury MA Series 2022, 4% 8/15/2040	1,995,000	2,026,856
Tisbury MA Series 2022, 4% 8/15/2041	2,085,000	2,119,485
Westport Mass 2% 11/1/2040	1,890,000	1,448,797
Westport Mass 2.125% 11/1/2041	1,925,000	1,475,926
Westport Mass 2.125% 11/1/2042	1,970,000	1,452,895
Westport Mass 2.25% 11/1/2043	2,010,000	1,489,837
Westport Mass 2.25% 11/1/2044	2,055,000	1,472,189
Westport Mass 2.25% 11/1/2045	2,100,000	1,451,032
Westport Mass 2.25% 11/1/2047	4,345,000	2,833,585
Westport Mass 2.375% 11/1/2049	3,745,000	2,423,705
Weymouth Mass 2% 9/15/2045	3,000,000	1,968,768
Worcester MA Gen. Oblig. 5% 2/15/2034	3,720,000	4,277,673
Worcester MA Gen. Oblig. 5% 2/15/2036	4,435,000	5,039,396
Worcester MA Gen. Oblig. 5% 2/15/2037	3,045,000	3,437,197
TOTAL GENERAL OBLIGATIONS		588,077,919
Health Care - 9.8%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (c)	5,000,000	4,995,773
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	1,250,000	1,262,183
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2033	2,000,000	2,138,796
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	2,135,000	2,267,191
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2036	950,000	1,004,180
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 3.2% 3/1/2048, LOC TD Bank NA VRDN (e)	8,500,000	8,500,001
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 3.1% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (e)	1,000,000	1,000,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 2, 3.1% 7/1/2052, LOC Royal Bank of Canada VRDN (e)	3,000,000	3,000,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2035	1,000,000	1,161,289
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2036	1,000,000	1,146,642
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2037	1,150,000	1,306,534
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2038	1,000,000	1,126,738
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2028	350,000	367,578
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2030	225,000	244,831
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2033	550,000	602,820
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2034	1,300,000	1,419,492
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2036	475,000	512,776
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2037	1,275,000	1,368,628
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) 5% 7/1/2050	6,700,000	6,635,658
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	2,815,000	2,457,309
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2030	1,350,000	1,396,142
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2031	1,350,000	1,393,073
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2032	2,000,000	2,057,895
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2033	2,300,000	2,359,979
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	3,510,000	2,759,445
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	7,000,000	6,383,056
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2037	1,470,000	1,479,154
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2038	1,000,000	1,005,763
Massachusetts St Dev Fin Agy Rev (Dana Farber Cancer Inst, MA Proj.) Series 2016N, 5% 12/1/2034	1,000,000	1,016,359
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	50,000	50,038
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	985,000	1,030,085
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	750,000	781,147
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2026 (c)	500,000	501,048
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2027 (c)	350,000	351,878
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4% 10/1/2032 (c)	1,250,000	1,252,596
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 4.125% 10/1/2042 (c)	6,000,000	5,674,846
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2029	1,680,000	1,688,255
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	2,400,000	2,411,579
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2031	2,500,000	2,511,533
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2032	1,960,000	1,968,426
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 4% 7/1/2036	6,895,000	6,762,563
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) Series 2016 I, 5% 7/1/2027	1,100,000	1,105,785
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2032	2,050,000	2,050,705
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 4% 7/1/2043	16,000,000	14,776,759
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2027	1,300,000	1,301,769
Massachusetts St Dev Fin Agy Rev (Southcoast Hospital Grp Inc,Ma Proj.) Series 2013 F, 5% 7/1/2037	3,925,000	3,929,025
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2026	2,210,000	2,229,687
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2027	1,150,000	1,159,371
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2028	1,260,000	1,282,726
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	2,000,000	2,017,009
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2029	1,320,000	1,343,854
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	2,000,000	2,016,830
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2030	1,390,000	1,414,845
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,700,000	1,713,943
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	10,850,000	10,965,539
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) Series 2017K, 5% 7/1/2027	1,150,000	1,171,659
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2043	5,900,000	6,251,464
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2044	7,500,000	7,871,510
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 B, 5% tender 8/15/2055 (e)	12,500,000	13,657,695
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2038 (d)	4,000,000	4,508,117
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2039 (d)	2,700,000	3,018,480
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2040 (d)	2,700,000	2,999,800
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026H, 5% 7/1/2041 (d)	2,000,000	2,199,404
TOTAL HEALTH CARE		176,339,255
Housing - 2.9%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2021 B 1, 2.875% 12/1/2051	4,000,000	2,756,894
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2026	125,000	127,608
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2027	185,000	193,102
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 12/1/2028	230,000	244,807
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2026	100,000	100,827
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2027	100,000	103,198
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2028	75,000	78,990
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 5% 6/1/2029	100,000	107,228
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 221, 2.3% 6/1/2044	1,500,000	1,075,046
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 222, 2.3% 12/1/2041	2,450,000	1,918,213
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 249, 5% 12/1/2050	2,500,000	2,561,022
Massachusetts Housing Finance Agency Series 224, 5% 6/1/2050	1,305,000	1,366,422
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	7,205,000	7,255,077
Massachusetts Hsg Fin Agy Series 2023 C2, 4.05% 12/1/2028	16,000,000	16,319,781
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	10,000,000	10,077,888
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) 2.55% 12/1/2040	1,000,000	816,443
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	500,000	500,343
Massachusetts St Hsg Fin Agy (Single Family Housing Rev Proj.) Series 211, 3.5% 12/1/2049	1,510,000	1,512,360
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) 3.75% 12/1/2049	2,575,000	2,585,886
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 183, 3.5% 12/1/2046	105,000	105,005
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 188, 4% 6/1/2043 (f)	365,000	365,314
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 207, 4% 6/1/2049	1,025,000	1,035,088
TOTAL HOUSING		51,206,542
Other - 1.8%
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2033	10,145,000	10,515,875
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2034	2,500,000	2,587,835
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 5% 4/1/2037	1,500,000	1,540,769
Massachusetts St Dev Fin Agy Rev (Sterling And Francine Clark Art Institute Proj.) Series 2016, 4% 7/1/2041	865,000	865,096
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	1,745,000	1,186,034
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2039 (Assured Guaranty Inc Insured) (b)	3,200,000	1,960,264
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2040 (Assured Guaranty Inc Insured) (b)	5,000,000	2,850,463
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2041 (Assured Guaranty Inc Insured) (b)	5,000,000	2,677,756
Massachusetts St Dev Fin Agy Rev (Wgbh Educational Foundation Proj.) 0% 1/1/2042 (Assured Guaranty Inc Insured) (b)	5,000,000	2,501,721
Massachusetts St Hlth & Ed Fac (Museum Of Fine Arts Boston Proj.) 3.25% 12/1/2037 (Liquidity Facility Bank of America NA) VRDN (e)	5,040,000	5,040,000
TOTAL OTHER		31,725,813
Special Tax - 13.2%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (b)	9,275,000	7,636,143
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	8,000,000	8,428,057
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	10,550,000	11,185,376
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 3% 8/15/2050	5,030,000	3,748,946
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	1,500,000	1,667,416
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2033	1,675,000	1,852,004
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2034	3,000,000	3,306,027
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2035	2,000,000	2,193,767
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	1,400,000	1,520,245
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	10,000,000	10,426,034
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	16,615,000	16,993,640
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2044	11,510,000	11,878,315
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	17,000,000	18,998,641
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2034 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	14,770,000	17,373,033
Massachusetts St Transn Fd Rev 5.25% 6/1/2043	14,575,000	15,121,988
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	8,140,000	8,759,753
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2042	5,750,000	6,142,196
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2043	3,000,000	3,174,242
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	6,000,000	6,237,105
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2042	15,370,000	16,223,737
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2046	2,615,000	2,698,913
Massachusetts St Transn Fd Rev Series 2022 A, 5% 6/1/2050	3,500,000	3,603,748
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2047	8,000,000	8,374,790
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2048	7,350,000	7,670,975
Massachusetts St Transn Fd Rev Series 2023B, 5% 6/1/2049	5,000,000	5,209,671
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2044	15,000,000	16,283,053
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2053	20,250,000	21,065,861
TOTAL SPECIAL TAX		237,773,676
Synthetics - 0.3%
Massachusetts St Hsg Fin Agy Participating VRDN Series 2022 021, 3.2% 6/1/2058 (Liquidity Facility Barclays Bank PLC) (e)(g)	5,345,000	5,345,000
Transportation - 10.9%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2037	2,000,000	2,115,030
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 4% 7/1/2044 (f)	9,250,000	8,740,117
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2028 (f)	1,500,000	1,578,959
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2031 (f)	1,250,000	1,334,702
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2032 (f)	500,000	532,599
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2033 (f)	1,000,000	1,062,408
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2034 (f)	1,250,000	1,324,720
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (f)	5,620,000	5,646,974
Massachusetts St Port Auth Rev 5% 7/1/2033 (f)	3,440,000	3,790,208
Massachusetts St Port Auth Rev 5% 7/1/2035 (f)	1,475,000	1,610,686
Massachusetts St Port Auth Rev 5% 7/1/2040 (f)	4,000,000	4,248,317
Massachusetts St Port Auth Rev 5% 7/1/2041 (f)	1,940,000	2,055,397
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	16,165,000	16,293,025
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2030 (f)	1,280,000	1,314,258
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2031 (f)	1,095,000	1,122,752
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2032 (f)	1,370,000	1,402,307
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2033 (f)	1,250,000	1,278,023
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2035 (f)	2,000,000	2,039,626
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2036 (f)	1,720,000	1,752,147
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2042 (f)	4,540,000	4,576,031
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2030 (f)	725,000	778,535
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2033 (f)	4,085,000	4,353,460
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (f)	5,605,000	5,958,545
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (f)	5,000,000	5,297,287
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (f)	1,995,000	2,104,943
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (f)	1,100,000	1,156,294
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (f)	4,450,000	4,633,412
Massachusetts St Port Auth Rev Series 2019 B, 5% 7/1/2044	5,000,000	5,155,951
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2031 (f)	3,500,000	3,748,823
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2032 (f)	2,700,000	2,885,008
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2038 (f)	11,275,000	11,814,562
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2039 (f)	5,000,000	5,223,963
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2049 (f)	2,500,000	2,518,174
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2038	2,125,000	2,324,790
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2039	1,125,000	1,221,805
Massachusetts St Port Auth Rev Series 2021 A, 5% 7/1/2040	1,045,000	1,127,407
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	3,180,000	3,298,705
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2051	5,740,000	5,887,106
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2031 (f)	2,630,000	2,919,969
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2036 (f)	2,450,000	2,693,443
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2039 (f)	1,460,000	1,577,561
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2040 (f)	2,780,000	2,980,871
Massachusetts St Port Auth Rev Series 2121 B, 5% 7/1/2039 (f)	1,325,000	1,416,607
Massachusetts St Port Auth Rev Series C, 5% 7/1/2028	3,000,000	3,010,319
Massachusetts St Port Auth Rev Series C, 5% 7/1/2029	4,205,000	4,219,513
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	12,700,000	12,116,156
Massachusetts St Tpk Auth Met Hwy Sys Rev (MA Dept Transn Met Hwy Sys Rev Proj.) 0% 1/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	33,195,000	30,865,305
TOTAL TRANSPORTATION		195,106,800
Water & Sewer - 5.1%
Lynn MA Wtr & Swr Commn Gen 5% 12/1/2032 (National Public Finance Guarantee Corporation Insured)	440,000	440,628
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2036	5,000,000	5,914,406
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2037	6,500,000	7,617,427
Massachusetts Clean Water Trust/The Series 22, 5% 8/1/2037	4,110,000	4,422,337
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2039	12,940,000	14,100,366
Massachusetts Clean Water Trust/The Series 23 B, 5% 2/1/2041	2,000,000	2,152,189
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	5,000,000	5,448,364
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	4,750,000	5,139,399
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2036	2,400,000	2,838,915
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2038	1,850,000	2,150,544
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2039	2,475,000	2,858,230
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2040	1,000,000	1,148,078
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2041	2,000,000	2,272,110
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2042	1,000,000	1,122,964
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2039	2,595,000	2,996,811
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2040	2,000,000	2,296,157
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2041	4,530,000	5,146,329
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2042	1,480,000	1,661,988
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2043	1,000,000	1,108,774
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2044	2,000,000	2,193,885
Massachusetts Clean Water Trust/The Series 26B, 5% 2/1/2045	1,500,000	1,627,257
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2045 (d)	5,000,000	5,458,252
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2041	3,155,000	3,376,885
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2042	7,415,000	7,886,187
TOTAL WATER & SEWER		91,378,482
TOTAL MASSACHUSETTS		1,618,339,343
Puerto Rico - 1.3%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	5,238,348	3,833,909
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,925,000	2,045,223
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,525,000	4,995,437
TOTAL GENERAL OBLIGATIONS		10,874,569
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	4,435,000	4,632,955
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	5,010,000	4,148,353
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,525,000	3,653,283
TOTAL PUERTO RICO		23,309,160
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	930,000	1,036,725
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	2,185,000	2,489,811
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,235,000	1,398,091
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	2,645,000	2,985,616
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	980,000	1,100,647
TOTAL VIRGIN ISLANDS		9,010,890
TOTAL MUNICIPAL SECURITIES (Cost $1,670,694,587)		1,650,659,393

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $143,226,612)	2.36	143,197,973	143,226,612

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,813,921,199)	1,793,886,005
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,064,387
NET ASSETS - 100.0%	1,795,950,392

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,434,859 or 1.0% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	126,856,774	286,469,954	270,100,116	2,301,194	-	-	143,226,612	143,197,973	3.3%
Total	126,856,774	286,469,954	270,100,116	2,301,194	-	-	143,226,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	237,630,129	-	237,630,129	-
Electric Utilities	2,155,184	-	2,155,184	-
Escrowed/Pre-Refunded	1,600,543	-	1,600,543	-
General Obligations	598,952,488	-	598,952,488	-
Health Care	176,339,255	-	176,339,255	-
Housing	55,839,497	-	55,839,497	-
Other	31,725,813	-	31,725,813	-
Special Tax	241,922,029	-	241,922,029	-
Synthetics	5,345,000	-	5,345,000	-
Transportation	204,117,690	-	204,117,690	-
Water & Sewer	95,031,765	-	95,031,765	-

Money Market Funds	143,226,612	143,226,612	-	-
Total Investments in Securities:	1,793,886,005	143,226,612	1,650,659,393	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,670,694,587)	$1,650,659,393
Fidelity Central Funds (cost $143,226,612)	143,226,612

Total Investment in Securities (cost $1,813,921,199)		$1,793,886,005
Cash		4,933,726
Receivable for fund shares sold		1,335,978
Interest receivable		16,820,928
Distributions receivable from Fidelity Central Funds		128,723
Prepaid expenses		1,021
Other receivables		515
Total assets		1,817,106,896
Liabilities
Payable for investments purchased on a delayed delivery basis	$18,128,954
Payable for fund shares redeemed	567,376
Distributions payable	1,766,954
Accrued management fee	640,577
Other payables and accrued expenses	52,643
Total liabilities		21,156,504
Net Assets		$1,795,950,392
Net Assets consist of:
Paid in capital		$1,857,284,979
Total accumulated earnings (loss)		(61,334,587)
Net Assets		$1,795,950,392
Net Asset Value, offering price and redemption price per share ($1,795,950,392 ÷ 155,506,401 shares)		$11.55
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$54,183,770
Income from Fidelity Central Funds		2,300,526
Total income		56,484,296
Expenses
Management fee	$7,507,781
Custodian fees and expenses	15,117
Independent trustees' fees and expenses	4,056
Registration fees	36,666
Audit fees	57,321
Legal	6,813
Miscellaneous	6,034
Total expenses before reductions	7,633,788
Expense reductions	(2,035)
Total expenses after reductions		7,631,753
Net Investment income (loss)		48,852,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,425,081)
Capital gain distributions from Fidelity Central Funds	668
Total net realized gain (loss)		(8,424,413)
Change in net unrealized appreciation (depreciation) on investment securities		36,294,356
Net gain (loss)		27,869,943
Net increase (decrease) in net assets resulting from operations		$76,722,486
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,852,543	$47,925,435
Net realized gain (loss)	(8,424,413)	(5,744,663)
Change in net unrealized appreciation (depreciation)	36,294,356	(11,378,637)
Net increase (decrease) in net assets resulting from operations	76,722,486	30,802,135
Distributions to shareholders	(47,013,997)	(46,766,702)

Share transactions
Proceeds from sales of shares	382,056,392	415,024,572
Reinvestment of distributions	25,785,991	25,929,290
Cost of shares redeemed	(382,142,970)	(529,195,931)

Net increase (decrease) in net assets resulting from share transactions	25,699,413	(88,242,069)
Total increase (decrease) in net assets	55,407,902	(104,206,636)

Net Assets
Beginning of period	1,740,542,490	1,844,749,126
End of period	$1,795,950,392	$1,740,542,490

Other Information
Shares
Sold	33,848,499	36,362,922
Issued in reinvestment of distributions	2,280,723	2,277,902
Redeemed	(33,943,220)	(46,424,851)
Net increase (decrease)	2,186,002	(7,784,027)

Financial Highlights
Fidelity® Massachusetts Municipal Income Fund

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$11.45	$11.40	$12.16	$12.71
Income from Investment Operations
Net investment income (loss) A,B	.321	.309	.289	.242	.248
Net realized and unrealized gain (loss)	.188	(.108)	.045	(.762)	(.469)
Total from investment operations	.509	.201	.334	(.520)	(.221)
Distributions from net investment income	(.308)	(.300)	(.284)	(.240)	(.248)
Distributions from net realized gain	(.001)	(.001)	-	-	(.081)
Total distributions	(.309)	(.301)	(.284)	(.240)	(.329)
Net asset value, end of period	$11.55	$11.35	$11.45	$11.40	$12.16
Total Return C	4.58%	1.78%	3.02%	(4.24)%	(1.79)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.44%	.45%	.46%	.46%	.45%
Expenses net of fee waivers, if any	.44%	.45%	.46%	.46%	.45%
Expenses net of all reductions, if any	.44%	.45%	.46%	.45%	.45%
Net investment income (loss)	2.84%	2.71%	2.59%	2.13%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,795,950	$1,740,542	$1,844,749	$1,972,838	$2,278,182
Portfolio turnover rate F	16%	19%	14%	25%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Massachusetts Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,050,436
Gross unrealized depreciation	(46,673,245)
Net unrealized appreciation (depreciation)	$(15,622,809)
Tax Cost	$1,809,508,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$170,119
Undistributed ordinary income	$-
Capital loss carryforward	$(45,881,896)
Net unrealized appreciation (depreciation) on securities and other investments	$(15,622,809)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,239,091)
Long-term	(40,642,805)
Total capital loss carryforward	$(45,881,896)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	$46,862,209	$46,612,314
Ordinary Income	$151,788	$154,388
Total	$47,013,997	$46,766,702

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Massachusetts Municipal Income Fund	260,274,875	280,744,954
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Massachusetts Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Income Fund	283,850	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Massachusetts Municipal Income Fund	2,270
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,035.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Income Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 14.37% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total mapped group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the total expense asset-sized peer group for 2024.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.700542.129
MAS-ANN-0426
Fidelity® Massachusetts Municipal Money Market Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Massachusetts Municipal Money Market Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 21.7%
	Principal Amount (a)	Value ($)
Massachusetts - 21.7%
Massachusetts - 21.7%
Education - 4.7%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (e)	225,000	227,037
Massachusetts St College Bldg Series 2017A, 5% 5/1/2026	150,000	150,850
Massachusetts St College Bldg Series 2025 A, 5% 5/1/2026	100,000	100,600
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2026	225,000	227,688
Massachusetts St Dev Fin Agy Rv (Boston College,Ma Proj.) 5% 7/1/2026	180,000	181,717
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.37% tender 6/3/2026 CP mode (b)	20,000,000	20,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.6% tender 2/3/2026 CP mode (b)	36,000,000	36,000,000
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.6% tender 5/6/2026 CP mode (b)	67,500,000	67,500,001
Massachusetts St Dev Fin Agy Rv (Boston University Mass Proj.) 2.67% tender 3/4/2026 CP mode (b)	30,000,000	30,000,000
Massachusetts St Dev Fin Agy Rv (Wellesley College, MA Proj.) Series 2025 N, 5% 7/1/2026	500,000	504,959
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2019 1, 5% 5/1/2026	100,000	100,654
		154,993,506
Electric Utilities - 0.4%
Massachusetts St Dev Agy Elec Util Rev (Nantucket Elec Co Proj.) 2.35% tender 2/9/2026 (Massachusetts Electric Co Guaranteed) CP mode (e)	13,300,000	13,300,000
Escrowed/Pre-Refunded - 0.3%
Boston MA Wtr & Swr Commn Series 2018 A, 4% 11/1/2037 (Pre-refunded to 5/1/2026 at 100)	120,000	120,257
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019A, 5% 2/15/2049 (Pre-refunded to 2/15/2026 at 100)	9,485,000	9,492,546
Massachusetts St Wtr Res Auth Series 2016B, 5% 8/1/2040 (Pre-refunded to 8/1/2026 at 100)	100,000	101,133
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2031 (Pre-refunded to 8/1/2026 at 100)	545,000	551,376
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2032 (Pre-refunded to 8/1/2026 at 100)	525,000	531,432
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2033 (Pre-refunded to 8/1/2026 at 100)	175,000	177,005
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2035 (Pre-refunded to 8/1/2026 at 100)	450,000	455,207
Massachusetts St Wtr Res Auth Series 2016C, 5% 8/1/2040 (Pre-refunded to 8/1/2026 at 100)	150,000	151,877
		11,580,833
General Obligations - 10.8%
Agawam MA BAN 4% 9/24/2026	2,320,000	2,340,461
Amherst MA BAN 4% 3/26/2026	17,570,000	17,595,751
Ashland MA Gen. Oblig. BAN 3.5% 10/8/2026	17,223,336	17,332,146
Attleboro Mass BAN 3.5% 10/29/2026	4,900,000	4,932,493
Ayer Mass BAN 4% 5/14/2026	5,610,515	5,622,196
Belmont Mass Gen. Oblig. BAN 3.5% 9/25/2026	6,025,000	6,061,055
Belmont Mass Series 2019, 5% 3/15/2026	100,000	100,274
Boston Mass Gen. Oblig. Series 2016 B, 4% 3/1/2026	100,000	100,086
Boston Mass Gen. Oblig. Series 2025A, 5% 2/1/2026	14,505,000	14,505,000
Cambridge MA Gen. Oblig. 5% 2/15/2026	755,000	755,689
Cambridge MA Gen. Oblig. Series 2019, 5% 2/15/2026	365,000	365,330
Cambridge MA Gen. Oblig. Series 2020, 5% 2/15/2026	120,000	120,096
Cambridge MA Gen. Oblig. Series 2024, 5% 2/15/2026	200,000	200,183
Canton Mass BAN 3.5% 8/13/2026	6,065,000	6,092,821
Carlisle MA Gen. Oblig. BAN 3.5% 12/18/2026	5,000,000	5,035,429
Central Berkshire MA Regl Sch Dist BAN 3.5% 7/24/2026	7,005,408	7,038,034
Duxbury MA BAN 5% 4/16/2026	13,565,000	13,612,179
Eastham Mass Gen. Oblig. BAN 3.5% 9/30/2026	5,955,000	5,993,692
Easton MA Gen. Oblig. BAN 4% 3/5/2026	2,974,934	2,977,698
Fairhaven Mass Gen. Oblig. BAN 4% 9/18/2026	695,000	701,156
Gloucester Mass Gen. Oblig. BAN 3.5% 10/2/2026	23,918,547	24,089,569
Groton MA Gen. Oblig. BAN 3.5% 2/11/2027 (f)	4,592,980	4,646,856
Groton MA Gen. Oblig. BAN 4% 2/12/2026	4,358,061	4,359,248
Hanover Mass BAN 4% 2/20/2026	2,531,327	2,532,436
Hingham MA Gen. Oblig. BAN 4% 2/13/2026	5,376,683	5,378,426
Hopkinton MA BAN 4% 6/10/2026	20,000,000	20,068,564
Lakeville MA Gen. Oblig. BAN 3.5% 10/9/2026	13,825,000	13,914,540
Lee Mass Gen. Oblig. BAN 3.5% 10/14/2026	28,700,000	28,895,495
Lexington Mass Gen. Oblig. BAN 4% 2/27/2026	670,000	670,539
Manchester By The Sea MA Gen. Oblig. BAN 4% 6/26/2026	4,100,000	4,114,203
Marion Mass Gen. Oblig. BAN 3.5% 11/4/2026	4,776,722	4,804,887
Marlborough Mass Gen. Oblig. BAN 4% 6/12/2026	6,500,000	6,519,433
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2026	100,000	100,928
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	130,000	131,337
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	200,000	203,407
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	110,000	111,131
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2026	600,000	608,029
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2026	180,000	181,025
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2026	890,000	894,936
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2026	1,465,000	1,473,548
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2026	705,000	711,632
Massachusetts St Gen. Oblig. Series E, 5% 11/1/2026	515,000	524,002
Medford MA BAN 4% 9/18/2026	555,000	559,910
Melrose MA Gen. Oblig. BAN 3.5% 12/18/2026	26,000,000	26,222,329
Milton MA Gen. Oblig. BAN 4% 9/15/2026	1,235,960	1,246,773
Monomoy Regional School District BAN 3.75% 9/18/2026	5,000,000	5,032,997
Nantucket MA Gen. Oblig. BAN 4% 3/20/2026	665,000	666,190
Nantucket MA Gen. Oblig. BAN Series B, 4% 4/10/2026	135,000	135,332
North Reading MA BAN 4% 5/21/2026	6,467,803	6,484,091
Northbridge MA BAN 4% 6/18/2026	270,000	271,265
Pembroke Mass Gen. Oblig. BAN 3.5% 9/25/2026	8,380,000	8,432,811
Randolph MA Gen. Oblig. BAN 3.5% 10/23/2026	1,563,745	1,571,662
Revere Mass BAN 4% 7/10/2026	8,405,000	8,455,670
Salisbury Mass Gen. Oblig. BAN 4% 9/3/2026	3,037,000	3,059,338
Somerville MA Gen. Oblig. BAN Series A, 4% 6/18/2026	21,025,377	21,100,915
Swampscott MA Gen. Oblig. BAN 4% 3/5/2026	175,000	175,131
Topsfield Mass Gen. Oblig. BAN 4% 4/15/2026	2,400,000	2,406,403
Tyngsborough MA BAN 3.5% 10/30/2026	9,207,476	9,270,780
Uxbridge MA Gen. Oblig. BAN Series B, 4% 7/23/2026	6,435,000	6,460,572
Walpole Mass BAN 3.5% 1/29/2027	2,798,727	2,828,537
Wellesley MA BAN 4% 5/28/2026	7,500,000	7,523,829
West Tisbury Mass Gen. Oblig. BAN 4% 10/16/2026	1,848,500	1,862,448
Winchester MA BAN 4% 3/26/2026	5,000,000	5,009,184
Worcester MA Gen. Oblig. BAN 4% 3/19/2026	3,377,000	3,382,274
Worcester MA Gen. Oblig. Series 2020 A, 4% 2/1/2026	400,000	400,000
Worcester MA Gen. Oblig. Series 2022, 5% 2/1/2026	100,000	100,000
Yarmouth MA Gen. Oblig. BAN 4% 4/17/2026	300,000	300,630
		359,375,011
Health Care - 4.6%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2026	1,125,000	1,136,200
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 5% 7/1/2026	150,000	151,295
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 5% 7/1/2026	550,000	555,225
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.45% tender 2/4/2026 CP mode (b)	12,640,000	12,640,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.49% tender 2/3/2026 CP mode (b)	19,585,000	19,585,001
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.5% tender 5/6/2026 CP mode (b)	14,010,000	14,010,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.56% tender 3/4/2026 CP mode (b)	17,750,000	17,750,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.57% tender 5/5/2026 CP mode (b)	7,825,000	7,825,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.6% tender 3/10/2026 CP mode (b)	17,385,000	17,385,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.6% tender 5/19/2026 CP mode (b)	16,050,000	16,050,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.63% tender 3/18/2026 CP mode (b)	18,595,000	18,595,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.63% tender 3/25/2026 CP mode (b)	9,440,000	9,440,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 2.64% tender 2/18/2026 CP mode (b)	17,090,000	17,090,000
		152,212,721
Special Tax - 0.2%
Mass Bay Tran Auth Assemnt Series 2016A, 4% 7/1/2026	790,000	794,316
Mass Bay Tran Auth Sls Tax 5% 7/1/2026	1,310,000	1,322,893
Mass Bay Tran Auth Sls Tax 5.5% 7/1/2026	175,000	177,030
Massachusetts St Transn Fd Rev Series 2016A, 4% 6/1/2026	225,000	226,077
Massachusetts St Transn Fd Rev Series 2016A, 5% 6/1/2026	100,000	100,772
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	605,000	609,545
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2026	4,380,000	4,409,333
		7,639,966
Transportation - 0.1%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2026 (e)	1,500,000	1,513,098
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2026 (e)	400,000	403,614
		1,916,712
Water & Sewer - 0.6%
Massachusetts Clean Water Trust/The 5% 2/1/2026	280,000	280,000
Massachusetts Clean Water Trust/The Series 2016, 5% 2/1/2026	240,000	240,000
Massachusetts Clean Water Trust/The Series 2017, 5% 8/1/2026	310,000	313,665
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2026	2,320,000	2,320,000
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2026	140,000	140,000
Massachusetts Clean Water Trust/The Series 23A, 4% 2/1/2026	125,000	125,000
Massachusetts Clean Water Trust/The Series 25A, 5% 2/1/2026	115,000	115,000
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2026	345,000	345,000
Massachusetts Clean Water Trust/The Series 27, 5% 2/1/2027 (f)	14,000,000	14,382,620
Massachusetts St Wtr Res Auth Series 2021 B, 5% 8/1/2026	195,000	197,235
Massachusetts St Wtr Res Auth Series 2023 C, 5% 8/1/2026	675,000	683,051
		19,141,571
TOTAL MASSACHUSETTS		720,160,320
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.53% tender 1/15/2047 (b)(g)	1,100,000	1,100,000
TOTAL MUNICIPAL SECURITIES (Cost $721,260,320)		721,260,320

Tender Option Bond - 25.5%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Black Belt Energy Gas District Participating VRDN Series 5087, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	8,300,000	8,300,000
Arizona - 0.2%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	495,000	495,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,300,000	1,300,000
TOTAL ARIZONA		4,995,000
California - 1.0%
Los Angeles Multi Fam Hsg Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	30,000,000	30,000,000
Illinois - 0.3%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.58% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(c)(k)	700,000	700,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.51% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,515,000	9,515,000
TOTAL ILLINOIS		10,215,000
Massachusetts - 23.4%
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XF3425, 2.28% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	12,800,000	12,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1382, 3.2% 7/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,710,000	7,710,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 XX1411, 2.28% 7/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	10,800,000	10,800,000
Mass Bay Tran Auth Sls Tax Participating VRDN Series 2025 YX1410, 2.28% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	14,350,000	14,350,000
Mass Bay Tran Auth Sls Tax Series 2025 MS0076E, 2.46% tender 7/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	14,580,000	14,580,000
Massachusetts Bay Trans Auth Sales Tax Rev Participating VRDN 2.34% 7/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	10,345,000	10,345,000
Massachusetts Dev Fin Agcy Rev Participating VRDN 2.3% 3/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	114,305,000	114,305,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XF2511, 2.29% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,545,000	1,545,000
Massachusetts Edl Fing Auth Rev Participating VRDN Series 2017 XG0139, 2.29% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	11,985,000	11,985,000
Massachusetts Housing Finance Agency Participating VRDN Series 2024 XF1703, 2.3% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	6,075,000	6,075,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2024 XG0582, 2.31% 12/1/2064 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,215,000	1,215,000
Massachusetts Hsg Fin Agy Participating VRDN Series 2025 XX1444, 2.28% 12/1/2068 (Liquidity Facility Barclays Bank PLC) (b)(c)	11,880,000	11,880,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2024 008, 2.38% 5/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(c)	47,495,000	47,495,000
Massachusetts St Dev Fin Agcy Rev Participating VRDN Series 2025 YX1432, 2.28% 7/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,305,000	8,305,000
Massachusetts St Dev Fin Agy Rev Participating VRDN Series 2017 YX1074, 2.28% 7/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,560,000	8,560,000
Massachusetts St Gen. Oblig. Participating VRDN 2.28% 10/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,335,000	6,335,000
Massachusetts St Gen. Oblig. Participating VRDN 2.28% 12/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	12,500,000	12,500,000
Massachusetts St Gen. Oblig. Participating VRDN 2.28% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,750,000	3,750,000
Massachusetts St Gen. Oblig. Participating VRDN 2.28% 9/1/2035 (Liquidity Facility Citibank NA) (b)(c)	32,550,000	32,550,000
Massachusetts St Gen. Oblig. Participating VRDN 2.3% 10/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	14,665,000	14,665,000
Massachusetts St Gen. Oblig. Participating VRDN 2.34% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	24,075,000	24,075,000
Massachusetts St Gen. Oblig. Participating VRDN 3.2% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
Massachusetts St Gen. Oblig. Participating VRDN 3.4% 8/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	7,815,000	7,815,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 MS0020, 2.34% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	28,035,000	28,035,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2023 ZL0488, 2.28% 10/1/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2024 CF7003, 2.28% 8/1/2028 (Liquidity Facility Citibank NA) (b)(c)	9,270,000	9,270,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF1904, 3.2% 5/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	18,350,000	18,350,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3357, 2.28% 11/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	20,860,000	20,860,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XF3416, 2.28% 4/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	13,200,000	13,200,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0613, 2.28% 12/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	22,500,000	22,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0677, 2.28% 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,110,000	7,110,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XL0709, 3.2% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,895,000	5,895,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 XM1243, 3.2% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,515,000	7,515,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3324, 2.28% 12/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,085,000	7,085,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3392, 2.28% 4/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,500,000	7,500,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZF3411, 2.28% 12/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,665,000	6,665,000
Massachusetts St Gen. Oblig. Participating VRDN Series 2025 ZL0645, 2.28% 5/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,610,000	7,610,000
Massachusetts St Port Auth Rev Participating VRDN 2.33% 7/1/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	11,250,000	11,250,000
Massachusetts St Port Auth Rev Participating VRDN 3.23% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,240,000	1,240,000
Massachusetts St Port Auth Rev Participating VRDN 3.33% 7/1/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	13,280,000	13,280,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 XF1613, 2.31% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	17,900,000	17,900,000
Massachusetts St Port Auth Rev Participating VRDN Series 2023 ZF1679, 2.31% 7/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,810,000	2,810,000
Massachusetts St Transn Fd Rev Participating VRDN 3.2% 6/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,000,000	8,000,000
Massachusetts St Transn Fd Rev Participating VRDN 3.2% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	21,350,000	21,350,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1604, 2.29% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	15,000,000	15,000,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1607, 2.28% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	12,800,000	12,800,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XF1612, 2.28% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	16,400,000	16,400,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XG0531, 2.28% 6/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	11,200,000	11,200,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2023 XM1137, 2.28% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	17,230,000	17,230,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF1895, 3.2% 6/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	14,940,000	14,940,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XF3358, 2.28% 6/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	22,500,000	22,500,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 XM1329, 3.2% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF3436, 2.28% 6/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,500,000	7,500,000
Massachusetts St Transn Fd Rev Participating VRDN Series 2025 ZF8049, 2.29% 6/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	7,505,000	7,505,000
University Mass Bldg Auth Proj Participating VRDN Series 2024 XM1158, 3.2% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	11,725,000	11,725,000
TOTAL MASSACHUSETTS		776,280,000
Minnesota - 0.0%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
Missouri - 0.1%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	800,000	800,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	500,000	500,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
TOTAL MISSOURI		2,200,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.51% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.51% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,000,000	2,000,000
New York - 0.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.51% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	5,500,000	5,500,000
North Carolina - 0.0%
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.51% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.51% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	920,000	920,000
TOTAL OREGON		1,320,000
Tennessee - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,060,000	1,060,000
Texas - 0.0%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
TOTAL TENDER OPTION BOND (Cost $847,970,000)		847,970,000

Variable Rate Demand Note - 36.7%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.55% 8/1/2036 VRDN (b)(e)	4,428,000	4,428,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.75% 8/1/2063 VRDN (b)(e)	8,600,000	8,600,000
TOTAL ALABAMA		13,028,000
Arizona - 0.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.35% 5/1/2029 VRDN (b)	6,000,000	6,000,000
Arkansas - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.52% 1/2/2033 VRDN (b)(e)	300,000	300,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.51% 10/1/2028 VRDN (b)	100,000	100,000
Florida - 1.0%
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.7% 12/1/2046 VRDN (b)(e)	1,200,000	1,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.45% 5/1/2054 VRDN (b)(e)	14,600,000	14,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.44% 5/1/2054 VRDN (b)(e)	15,700,000	15,700,000
TOTAL FLORIDA		31,500,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.5% 12/1/2038 VRDN (b)(e)	900,000	900,000
Iowa - 0.3%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.37% 7/1/2038 VRDN (b)(e)	9,400,000	9,400,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.4% 12/1/2047 VRDN (b)(e)	2,025,000	2,025,000
TOTAL IOWA		11,425,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.42% 9/1/2035 VRDN (b)	2,200,000	2,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.42% 9/1/2035 VRDN (b)	1,000,000	1,000,000
TOTAL KANSAS		3,200,000
Kentucky - 0.2%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.65% 7/1/2060 VRDN (b)(e)	1,400,000	1,400,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.65% 8/1/2061 VRDN (b)(e)	5,000,000	5,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.65% 8/1/2061 VRDN (b)(e)	300,000	300,000
TOTAL KENTUCKY		6,700,000
Louisiana - 0.1%
St James Parish LA Rev (Nucor Corp Proj.) 2.5% 11/1/2040 VRDN (b)	2,580,000	2,580,000
Massachusetts - 34.0%
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.2% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	37,775,000	37,775,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.22% 1/1/2039 (Liquidity Facility TD Bank NA) VRDN (b)	63,695,000	63,695,000
MA Dept Transn Met Hwy Sys Rev (Massachusetts St Proj.) 2.23% 1/1/2039 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	122,830,000	122,830,000
MA Dept Transn Met Hwy Sys Rev 2.33% 1/1/2037, LOC TD Bank NA VRDN (b)	82,355,000	82,355,000
MA Dept Transn Met Hwy Sys Rev Series 2010 A 2, 2.3% 1/1/2037, LOC TD Bank NA VRDN (b)	78,140,000	78,140,000
Mass Bay Tran Auth Sls Tax (Massachusetts St Proj.) Series 2022A, 2.3% 7/1/2052 (Liquidity Facility TD Bank NA) VRDN (b)	31,380,000	31,380,000
Massachusetts Dev Fin Agcy Multifamily Hsg (Avalonbay Communities Inc Proj.) 2.33% 7/15/2040, LOC Fannie Mae VRDN (b)(e)	45,000,000	45,000,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 3.2% 3/1/2048, LOC TD Bank NA VRDN (b)	7,845,000	7,845,000
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 3.2% 3/1/2048, LOC TD Bank NA VRDN (b)	19,870,000	19,870,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 1, 3.1% 7/1/2052 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	20,085,000	20,085,000
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024 E 2, 3.1% 7/1/2052, LOC Royal Bank of Canada VRDN (b)	26,910,000	26,910,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 196, 2.27% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	9,000,000	9,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 200, 2.27% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
Massachusetts Housing Finance Agency (Single Family Housing Revenue Proj.) Series 204, 2.27% 12/1/2048 (Liquidity Facility TD Bank NA) VRDN (b)	10,000,000	10,000,000
Massachusetts St Dev Fin Agy Rev (Babson College, Ma Proj.) 1.95% 10/1/2032, LOC Bank of America NA VRDN (b)	14,900,000	14,900,000
Massachusetts St Dev Fin Agy Rev (Holy Cross College, Ma Proj.) 3.25% 9/1/2037, LOC Bank of America NA VRDN (b)	23,375,000	23,375,000
Massachusetts St Dev Fin Agy Rev (Iso New England, Inc Proj.) 2.27% 2/1/2032, LOC TD Bank NA VRDN (b)	11,275,000	11,275,000
Massachusetts St Dev Fin Agy Rev (Marine Biological Laboratory Proj.) 2.29% 10/1/2036, LOC PNC Bank NA VRDN (b)	18,820,000	18,820,000
Massachusetts St Dev Fin Agy Rev (Melmark New England Inc Proj.) 2.28% 7/1/2026, LOC TD Bank NA VRDN (b)	440,000	440,000
Massachusetts St Dev Fin Agy Rev (Worcester Polytech Inst, Ma Proj.) 2.19% 9/1/2035, LOC TD Bank NA VRDN (b)	23,950,000	23,950,000
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026G2, 3.1% 7/1/2062, LOC Royal Bank of Canada/New York NY VRDN (b)	18,000,000	18,000,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.25% 7/1/2044, LOC TD Bank NA VRDN (b)	32,970,000	32,970,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 2.31% 7/1/2039, LOC Bank of America NA VRDN (b)	26,265,000	26,265,000
Massachusetts St Hlth & Ed Fac (Baystate Health System Inc Proj.) 3.2% 7/1/2044, LOC TD Bank NA VRDN (b)	21,265,000	21,265,000
Massachusetts St Hlth & Ed Fac (Mass General Brigham Inc Proj.) 1.75% 7/1/2040, LOC TD Bank NA VRDN (b)	18,840,000	18,840,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) 1.95% 7/1/2031 VRDN (b)	99,945,000	99,945,000
Massachusetts St Hlth & Ed Fac (Massachusetts Inst Tech, Ma Proj.) Series 2001J 2, 2.95% 7/1/2031 VRDN (b)	57,380,000	57,380,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 2.55% 11/1/2049 VRDN (b)	4,895,000	4,895,000
Massachusetts St Hlth & Ed Fac (President And Fellows Of Harvard College Proj.) 2.8% 7/1/2035 VRDN (b)	22,110,000	22,110,000
Massachusetts St Hlth & Ed Fac 2.31% 7/1/2031, LOC Federal Home Ln Bank of Boston VRDN (b)	4,650,000	4,650,000
Massachusetts St Hsg Fin Agy (Princeton Property Management Proj.) Series 2015 A, 2.27% 1/1/2034, LOC Bank of America NA VRDN (b)	27,900,000	27,900,000
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 208, 2.27% 6/1/2049 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
Massachusetts St Hsg Fin Agy 2.3% 12/1/2038, LOC TD Bank NA VRDN (b)(e)	19,235,000	19,235,000
Massachusetts St Wtr Res Auth 1.9% 11/1/2026 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,030,000	5,030,000
Massachusetts St Wtr Res Auth Series 2025 C, 2.3% 8/1/2037 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	39,935,000	39,935,000
Massachusetts St Wtr Res Auth Series 2025 E, 2.3% 8/1/2031 (Liquidity Facility TD Bank NA) VRDN (b)	15,030,000	15,030,000
Massachusetts St Wtr Res Auth Series 2025D, 2.15% 8/1/2031, LOC Bank of America NA VRDN (b)	37,455,000	37,455,000
TOTAL MASSACHUSETTS		1,128,550,000
North Carolina - 0.0%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.52% 11/1/2033 VRDN (b)(e)	400,000	400,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 4/1/2030 VRDN (b)(e)	1,500,000	1,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.85% 3/1/2029 VRDN (b)(e)	1,800,000	1,800,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.85% 4/1/2031 VRDN (b)(e)	2,916,000	2,916,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.85% 8/1/2029 VRDN (b)(e)	2,000,000	2,000,000
TOTAL SOUTH CAROLINA		8,216,000
Tennessee - 0.1%
Memphis Shelby Cnty TN Indl Dev Brd Exempt Facs Rev (Nucor Corp Proj.) 2.55% 9/1/2037 VRDN (b)(e)	2,330,000	2,330,000
West Virginia - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.6% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(e)	4,400,000	4,400,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,219,629,000)		1,219,629,000

Commercial Paper - 3.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Massachusetts Hlth & Edl Facs Auth Rev 2.28% 5/5/2026 CP	2.28	36,280,000	36,280,000
Massachusetts Hlth & Edl Facs Auth Rev 2.55% 2/4/2026 CP	2.55	3,200,000	3,200,000
Massachusetts St Wtr Res Auth 2.3% 3/5/2026, LOC Bank of America NA CP	2.30	30,000,000	30,000,000
Massachusetts St Wtr Res Auth 2.58% 5/20/2026, LOC TD Bank NA CP	2.58	20,000,000	20,000,000
Massachusetts St Wtr Res Auth 2.66% 3/4/2026, LOC TD Bank NA CP	2.66	15,000,000	15,000,000
TOTAL COMMERCIAL PAPER (Cost $104,480,000)			104,480,000

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $364,449,088)	2.36	364,382,939	364,449,088

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $3,257,788,408)	3,257,788,408
NET OTHER ASSETS (LIABILITIES) - 2.0%	66,895,782
NET ASSETS - 100.0%	3,324,684,190

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,270,000 or 2.3% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	495,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	900,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	900,000

Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/2025	200,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,300,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.51% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,000,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,500,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.51% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	9,515,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	800,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	30,000,000

Mass Bay Tran Auth Sls Tax Series 2025 MS0076E, 2.46% tender 7/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	14,580,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,060,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.51% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	5,500,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	400,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.51% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	920,000

Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.51% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	1,400,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.51% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,600,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	500,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	900,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	375,332,416	1,813,487,655	1,824,370,983	11,599,324	-	-	364,449,088	364,382,939	8.3%
Total	375,332,416	1,813,487,655	1,824,370,983	11,599,324	-	-	364,449,088

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,893,339,320)	$2,893,339,320
Fidelity Central Funds (cost $364,449,088)	364,449,088

Total Investment in Securities (cost $3,257,788,408)		$3,257,788,408
Cash		20,175
Receivable for investments sold		5,300,000
Receivable for fund shares sold		83,326,656
Interest receivable		14,715,250
Distributions receivable from Fidelity Central Funds		419,488
Receivable from investment adviser for expense reductions		78,048
Other receivables		5,189
Total assets		3,361,653,214
Liabilities
Payable for investments purchased on a delayed delivery basis	$19,029,476
Payable for fund shares redeemed	16,466,365
Distributions payable	709,565
Accrued management fee	563,241
Other affiliated payables	200,377
Total liabilities		36,969,024
Net Assets		$3,324,684,190
Net Assets consist of:
Paid in capital		$3,324,559,594
Total accumulated earnings (loss)		124,596
Net Assets		$3,324,684,190

Net Asset Value and Maximum Offering Price
Fidelity Massachusetts Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($34,598,715 ÷ 34,610,071 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($2,013,953,376 ÷ 2,012,225,173 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,276,132,099 ÷ 1,274,492,284 shares)		$1.00
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$76,326,363
Income from Fidelity Central Funds		11,594,407
Total income		87,920,770
Expenses
Management fee	$6,713,460
Transfer agent fees	2,366,331
Independent trustees' fees and expenses	7,861
Total expenses before reductions	9,087,652
Expense reductions	(1,049,884)
Total expenses after reductions		8,037,768
Net Investment income (loss)		79,883,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	83,634
Capital gain distributions from Fidelity Central Funds	4,917
Total net realized gain (loss)		88,551
Net increase in net assets resulting from operations		$79,971,553
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,883,002	$88,951,571
Net realized gain (loss)	88,551	(14,346)
Net increase in net assets resulting from operations	79,971,553	88,937,225
Distributions to shareholders	(79,884,672)	(88,942,613)

Share transactions - net increase (decrease)	202,089,948	376,161,125
Total increase (decrease) in net assets	202,176,829	376,155,737

Net Assets
Beginning of period	3,122,507,361	2,746,351,624
End of period	$3,324,684,190	$3,122,507,361

Financial Highlights
Fidelity® Massachusetts Municipal Money Market Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.022	.028	.028	.007
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.022	.028	.028	.007
Distributions from net investment income	(.022)	(.028)	(.028)	(.007)
Total distributions	(.022)	(.028)	(.028)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.22%	2.82%	2.79%	.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42% H
Expenses net of all reductions, if any	.42%	.42%	.42%	.41% H
Net investment income (loss)	2.19%	2.78%	2.76%	1.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$34,599	$30,372	$16,587	$3,949

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
Fidelity® Massachusetts Municipal Money Market Fund Institutional Class

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.030	.030	.011	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	.030	.030	.011	- B
Distributions from net investment income	(.024)	(.030)	(.030)	(.011)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.024)	(.030)	(.030)	(.011)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.44%	3.05%	3.02%	1.14%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.07%
Expenses net of all reductions, if any	.20%	.20%	.20%	.20%	.07%
Net investment income (loss)	2.41%	3.00%	2.98%	1.39%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,013,953	$1,934,384	$1,611,323	$1,201,472	$907,646

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
Fidelity® Massachusetts Municipal Money Market Fund Premium Class

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.029	.029	.010	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.023	.029	.029	.010	- B
Distributions from net investment income	(.023)	(.029)	(.029)	(.010)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.023)	(.029)	(.029)	(.010)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.34%	2.95%	2.92%	1.05%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.29%	.07%
Expenses net of all reductions, if any	.30%	.30%	.30%	.29%	.07%
Net investment income (loss)	2.31%	2.90%	2.88%	1.30%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,276,132	$1,157,751	$1,118,442	$1,162,526	$202,508

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Massachusetts Municipal Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Massachusetts Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of Massachusetts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,257,788,408

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$127,492
Capital loss carryforward	$(2,897)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,897)
Long-term	-
Total capital loss carryforward	$(2,897)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	79,884,672	88,942,613

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Massachusetts Municipal Money Market Fund	80,779.22
Institutional Class	1,038,390.05
Premium Class	1,247,162.10
	2,366,331

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Massachusetts Municipal Money Market Fund	8,850,000	14,805,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $1,033,681.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $16,203.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Massachusetts Municipal Money Market Fund
Distributions to shareholders
Fidelity Massachusetts Municipal Money Market Fund	$790,266	$711,863
Institutional Class	50,317,289	54,169,328
Premium Class	28,777,117	34,061,422
Total	$79,884,672	$88,942,613
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity Massachusetts Municipal Money Market Fund
Fidelity Massachusetts Municipal Money Market Fund
Shares sold	103,626,536	76,818,493	$103,626,536	$76,818,493
Reinvestment of distributions	725,634	606,839	725,634	606,839
Shares redeemed	(100,124,413)	(63,633,002)	(100,124,413)	(63,633,002)
Net increase (decrease)	4,227,757	13,792,330	$4,227,757	$13,792,330
Institutional Class
Shares sold	3,952,629,046	2,495,741,596	$3,952,629,046	$2,495,741,596
Reinvestment of distributions	40,735,075	44,181,698	40,735,075	44,181,698
Shares redeemed	(3,913,739,015)	(2,216,969,061)	(3,913,739,015)	(2,216,969,061)
Net increase (decrease)	79,625,106	322,954,233	$79,625,106	$322,954,233
Premium Class
Shares sold	788,876,410	565,473,734	$788,876,410	$565,473,734
Reinvestment of distributions	25,437,389	31,094,822	25,437,389	31,094,822
Shares redeemed	(696,076,714)	(557,153,994)	(696,076,714)	(557,153,994)
Net increase (decrease)	118,237,085	39,414,562	$118,237,085	$39,414,562
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Fidelity Massachusetts Municipal Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts Municipal Money Market Fund (the "Fund"), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends were free from federal income tax, and 12.75% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Massachusetts Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (Institutional Class), the Board considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to the total peer group; and (iv) total expense comparisons of Institutional Class (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a flat management fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of Institutional Class of the fund ranked below the competitive medians for 2024.
Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% through at least one year from the date of the current prospectus.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.854000.118
SMA-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026